RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $)	12 Months Ended						12 Months Ended																		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Zhongda Helian	Dec. 31, 2012 Wuhan Lianzhong	Dec. 31, 2011 Wuhan Lianzhong	Dec. 31, 2011 Bona Starlight Management service agreement	Dec. 31, 2012 Baichuan	Nov. 22, 2010 Baichuan	Dec. 31, 2011 Bona Meitao	Dec. 31, 2011 Mr. Dong Yu	Dec. 31, 2012 Affiliates of Cinema Popular	Dec. 31, 2011 Affiliates of Cinema Popular	Dec. 31, 2012 Hunan Xiaoxiang	Dec. 31, 2011 Hunan Xiaoxiang	Dec. 31, 2012 Mr. Xiaojian Xu	Dec. 31, 2011 Mr. Xiaojian Xu	Dec. 31, 2012 Film Workshop	Dec. 31, 2011 Film Workshop	Dec. 31, 2012 Hubei Film Distribution	Dec. 31, 2011 Hubei Film Distribution	Dec. 31, 2012 Ms. Xiang Li	Dec. 31, 2011 Ms. Xiang Li	Dec. 31, 2012 Tianjin Nongken Group Real Estate Development Co., Ltd.	Dec. 31, 2012 Tianjin Nongken Group Culture Investment Co., Ltd.
Related party balances and transactions
Total amounts due from the related parties	$ 343,817	$ 1,183,083								$ 847,121	$ 116,827	$ 343,817	$ 219,135
Amounts due to related parties-current	5,746,328	3,027,872		285,991	762,187	754,461								240,766	238,326	393,252	389,266	662,293	406,524	481,533	476,652	481,533	476,652	2,044,911	679,853
Revenue	142,282,919	126,161,270	52,819,786				84,439
Acquisition of the remaining equity interest (as a percent)								10.00%	10.00%
Accrued rental expenses	$ 12,009,087	$ 6,913,422	$ 3,433,603																						$ 672,019